Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through profit or loss
Disclosure of financial assets at fair value through profit and loss
(€ million)	December 31, 2025	December 31, 2024
Financial assets held for trading
Bonds issued by sovereign states	734	965
Other securities	6,168	5,474
	6,902	6,439
Other financial assets at fair value through profit or loss
Other securities	89	358
	89	358
	6,991	6,797

Schedule of financial assets at fair value through profit and loss breakdown by currency
(€ million)	December 31, 2025	December 31, 2024
Financial assets held for trading
Euro	4,458	4,230
U.S. dollars	2,444	2,209
	6,902	6,439
Other financial assets at fair value through profit or loss
Euro		162
U.S. dollars	89	196
	89	358
	6,991	6,797

Schedule of financial assets at fair value through profit and loss by issuing entity and credit rating
	Nominal value (€ million)	Fair Value (€ million)	Rating - Moody's	Rating - S&P
Quoted bonds issued by sovereign states
Fixed rate bonds
Italy	56	57	Baa2	BBB+
United States of America	483	481	Aa1	AA+
France	65	65	Aa3	A+
Other (*)	125	124	from Aaa to Baa2	from AAA to BBB-
	729	727
Floating rate bonds
Italy	7	7	Baa2	BBB+
	7	7
Total quoted bonds issued by sovereign states	736	734

Other Bonds
Fixed rate bonds
Quoted bonds issued by industrial companies	2,909	2,940	from Aaa to Ba2	from AAA to BB
Quoted bonds issued by financial and insurance companies	1,086	1,098	from Aa1 to Baa3	from AA+ to BBB-
Other bonds	355	363	from Aaa to Ba1	from AAA to BB+
	4,350	4,401
Floating rate bonds
Quoted bonds issued by industrial companies	608	612	from Aa2 to Ba1	from AA to BB+
Quoted bonds issued by financial and insurance companies	867	873	from Aa1 to Baa2	from AA+ to BBB
Other bonds	280	282	from Aaa to Baa2	from AAA to BBB
	1,755	1,767
Total other bonds	6,105	6,168

Total financial assets held for trading	6,841	6,902

Other financial assets at fair value through profit or loss	85	89	from Aaa to Baa1	from AAA to BBB+

	6,926	6,991

(*) Amounts included herein are lower than €50 million.